Business Combination	9 Months Ended
Sep. 30, 2012
Business Combination [Abstract]
Business Combination

Note 2: Business Combination

On August 21, 2012, pursuant to the terms of the Contribution and Merger Agreement, the Business Combination was consummated. The members of The Tile Shop other than ILTS contributed their membership interests in The Tile Shop to the Company, and Nabron contributed its membership interest in ILTS to the Company (the "Contribution"), in exchange for (i) a cash payment of $75 million, (ii) 32,000,000 shares of the Company's common stock valued at $320 million, and (iii) promissory notes issued by the Company in the aggregate principal amount of $69.8 million. As a result of the Contribution, all ownership interests in The Tile Shop were contributed to the Company.

Prior to the Business Combination, certain JWCAC shareholders exercised their redemption rights with respect to 5.5 million shares of JWCAC public stock, which were redeemed at the closing of the Business Combination. Immediately thereafter and concurrently with the Contribution, Merger Sub merged with and into JWCAC, with JWCAC surviving (the "Merger"). In connection with the Merger, (i) each remaining outstanding share of JWCAC common stock was exchanged for one share of the Company's common stock and (ii) each outstanding JWCAC warrant (17,833,333) that was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock.

In connection with the Business Combination, certain members of the JWC Acquisition LLC, an affiliate of JWCAC, purchased 1,500,000 shares of the Company's common stock from the Company in a private placement at a purchase price of $10.00 per share, and the members of The Tile Shop withdrew $12.9 million of cash from The Tile Shop by way of dividend.

As result of the Business Combination, the Company owns, directly or indirectly, all of the equity in The Tile Shop, ILTS, and JWCAC. Immediately following closing of the Business Combination, the former members of The Tile Shop and the former JWCAC stockholders hold 75.2% and 24.8%, respectively, of the issued and outstanding shares of common stock of the Company.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of
Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Basis of presentation and accounting treatment of Business Combination:

The Tile Shop is considered the acquirer for accounting purposes, and has accounted for the Business Combination as a recapitalization because it obtained effective control of JWCAC. The Tile Shop did not have a change in control since The Tile Shop's operations comprises the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity's board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of Financial Accounting Standards Board's Accounting Standard Codification 805, "Business Combinations," (ASC 805). As a result, the assets and liabilities of The Tile Shop and JWCAC are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in-capital. The historical financial statements presented herein are that of The Tile Shop for all periods.

In the condensed consolidated financial statements, the recapitalization of the number of shares of common stock attributable to The Tile Shop members is reflected retroactive to January 1, 2011. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2011 totaled 32,000,000 consisting of the number of shares of common stock issued to The Tile Shop members other than ITLS and Nabron as consideration for the Contribution. This number of shares was also used to calculate the Company's earnings per share for all periods prior to the Business Combination.

The cash flows related to the Business Combination, as reported in the Condensed Consolidated Statement of Cash Flow is summarized as follows:

Amount
Cash in trust at JWCAC	$124,950,000
Add: proceeds from issue of shares	15,000,000
Less: redemption of JWCAC public shares	(54,960,400)
Less: cash paid to The Tile Shop members	(75,000,000)
Less: payment of deferred offering cost by JWCAC	(7,085,176)

Remaining cash received by the Company in the merger	$2,904,424

Because the former members of The Tile Shop retained a significant ownership interest in the Company following the Business Combination, a portion of the $69.8 million of notes payable issued to former members of The Tile Shop members as part of the Business Combination is treated as a leveraged dividend. Accordingly $52.5 million has been reflected as a distribution of retained earnings in the accompanying financial statements. The remainder of these notes payable have been deducted from additional paid in capital.

Pro Forma Information:

Actual results of operations are included in the unaudited condensed consolidated interim financial statements from the date of the applicable business combination. The unaudited pro forma computation related to the conversion to a C Corporation for income tax purposes assumes that such conversion occurred as of January 1, 2011. These amounts are not necessarily indicative of the consolidated results of operations for future years or actual results that would have been realized had the change in tax status occurred as of the beginning of each such year.